PIA SHORT-TERM SECURITIES FUND
Schedule of Investments - August 31, 2020 (Unaudited)

Principal
Amount/Shares			Value
	CORPORATE BONDS	36.8%
	Aerospace and Defense	0.4%
	General Dynamics Corp.
$950,000	0.633% (3 Month LIBOR USD + 0.380%), due 5/11/21 (c)		$952,132
	Agricultural Chemicals	0.2%
	Nutrien Ltd.
500,000	1.90%, due 5/13/23		517,317
	Banks	7.0%
	Bank of Montreal
1,000,000	0.726% (3 Month LIBOR USD + 0.460%), due 4/13/21 (c)		1,003,061
	Bank of New York Mellon Corp.
1,000,000	1.95%, due 8/23/22		1,033,816
	Bank of Nova Scotia
1,000,000	2.50%, due 1/8/21		1,008,051
	DBS Group Holdings Ltd.
1,000,000	2.85%, due 4/16/22 (a)		1,033,615
	KeyBank NA
500,000	3.30%, due 2/1/22		520,587
	Mitsubishi UFJ Financial Group, Inc.
2,000,000	2.623%, due 7/18/22		2,082,093
	MUFG Union Bank NA
500,000	3.15%, due 4/1/22		521,713
	National Bank of Canada
1,000,000	0.90% (1 Year CMT Rate + 0.770%), due 8/15/23 (c)		1,006,518
	PNC Bank NA
500,000	2.232% (3 Month LIBOR USD + 0.440%), due 7/22/22 (c)		508,323
	Royal Bank of Canada
1,000,000	0.658% (3 Month LIBOR USD + 0.390%), due 4/30/21 (c)		1,002,662
	Synchrony Financial
500,000	2.85%, due 7/25/22		514,989
	Toronto-Dominion Bank/The
500,000	0.75%, due 6/12/23		505,849
	Truist Bank
2,000,000	1.25%, due 3/9/23		2,040,275
	Wells Fargo Bank NA
2,000,000	2.082% (3 Month LIBOR USD + 0.650%), due 9/9/22 (c)		2,031,937
			14,813,489
	Building Materials	0.5%
	Carrier Global Corp.
1,000,000	1.923%, due 2/15/23 (a)		1,030,039
	Cable and Satellite	0.5%
	Comcast Corp.
1,000,000	0.626% (3 Month LIBOR USD + 0.330%), due 10/1/20 (c)		1,000,345
	Chemicals	0.5%
	DuPont de Nemours, Inc.
500,000	0.990% (3 Month LIBOR USD + 0.710%), due 11/15/20 (c)		500,642
500,000	2.169%, due 5/1/23		510,102
			1,010,744
	Commercial Finance	1.1%
	Aviation Capital Group LLC
2,000,000	1.30% (3 Month LIBOR USD + 0.950%), due 6/1/21 (a) (c)		1,948,664
500,000	0.938% (3 Month LIBOR USD + 0.670%), due 7/30/21 (a) (c)		484,122
			2,432,786
	Computers	0.3%
	Apple, Inc.
570,000	0.75%, due 5/11/23		577,681
	Construction Machinery	0.8%
	John Deere Capital Corp.
1,700,000	2.30%, due 6/7/21		1,727,446
	Consumer Finance	0.5%
	American Express Co.
1,000,000	0.805% (3 Month LIBOR USD + 0.525%), due 5/17/21 (c)		1,003,203
	Diversified Financial Services	1.4%
	Blackstone / GSO Secured Lending Fund
2,000,000	3.65%, due 7/14/23 (a)		2,017,784
	Intercontinental Exchange, Inc.
1,000,000	0.70%, due 6/15/23 (f)		1,007,220
			3,025,004
	Diversified Manufacturing	1.2%
	Honeywell International, Inc.
500,000	2.15%, due 8/8/22		516,500
2,000,000	0.483%, due 8/19/22		2,004,091
			2,520,591
	Electric	1.2%
	Dominion Energy, Inc.
1,440,000	2.715%, due 8/15/21 (d)		1,470,246
	Georgia Power Co.
1,000,000	2.10%, due 7/30/23		1,048,030
			2,518,276
	Electric - Integrated	2.8%
	NextEra Energy Capital Holdings, Inc.
1,000,000	2.403%, due 9/1/21		1,021,342
	Florida Power & Light Co.
2,000,000	0.641% (3 Month LIBOR USD + 0.380%), due 7/28/23 (c)		2,002,043
	Pacific Gas and Electric Co.
3,000,000	1.75%, due 6/16/22		3,010,253
			6,033,638
	Electronics	0.2%
	Roper Technologies, Inc.
500,000	0.45%, due 8/15/22		500,398
	Exploration & Production	0.8%
	Noble Energy, Inc.
1,500,000	3.90%, due 11/15/24		1,666,170
	Financial Services	1.9%
	Ameriprise Financial, Inc.
1,000,000	3.00%, due 3/22/22		1,039,534
	Charles Schwab Corp.
1,000,000	0.567% (3 Month LIBOR USD + 0.320%), due 5/21/21 (c)		1,001,905
	TD Ameritrade Holding Corp.
1,000,000	0.681% (3 Month LIBOR USD + 0.430%), due 11/1/21 (c)		1,003,730
	USAA Capital Corp.
1,000,000	2.625%, due 6/1/21 (a)		1,018,207
			4,063,376
	Food and Beverage	0.7%
	Campbell Soup Co.
500,000	0.943% (3 Month LIBOR USD + 0.630%), due 3/15/21 (c)		500,991
	General Mills, Inc.
500,000	0.811% (3 Month LIBOR USD + 0.540%), due 4/16/21 (c)		501,351
	Mondelez International, Inc.
500,000	0.625%, due 7/1/22		502,543
			1,504,885

	Health and Personal Care Stores	0.2%
	CVS Health Corp.
500,000	1.033% (3 Month LIBOR USD + 0.720%), due 3/9/21 (c)		501,682
	Health Care Facilities and Services	0.9%
	Express Scripts Holding Co.
2,000,000	2.60%, due 11/30/20		2,011,210
	Machinery Manufacturing	0.5%
	Ingersoll-Rand Global Holding Co. Ltd.
1,000,000	2.90%, due 2/21/21		1,012,563
	Mass Merchants	0.5%
	Walmart, Inc.
1,000,000	0.535% (3 Month LIBOR USD + 0.230%), due 6/23/21 (c)		1,002,048
	Media	0.5%
	Fox Corp.
1,000,000	3.666%, due 1/25/22		1,044,668
	Medical Equipment and Supplies Manufacturing	0.3%
	Becton Dickinson and Co.
750,000	1.181% (3 Month LIBOR USD + 0.875%), due 12/29/20 (c)		750,321
	Navigational, Measuring, Electromedical, and Control Instruments Manufacturing	0.6%
	Northrop Grumman Corp.
1,300,000	2.08%, due 10/15/20		1,302,832
	Nondepository Credit Intermediation	0.5%
	Caterpillar Financial Services Corp.
1,000,000	1.85%, due 9/4/20		1,000,092
	Oil and Gas Services and Equipment	0.2%
	Schlumberger Finance Canada Ltd.
500,000	2.20%, due 11/20/20 (a)		501,937
	Other Food Manufacturing	0.5%
	Conagra Brands, Inc.
1,000,000	0.768% (3 Month LIBOR USD + 0.500%), due 10/9/20 (c)		1,000,188
	Pharmaceuticals	4.3%
	AbbVie, Inc.
1,000,000	2.30%, due 11/21/22 (a)		1,039,849
	Bayer US Finance II LLC
1,000,000	0.927% (3 Month LIBOR USD + 0.630%), due 6/25/21 (a) (c)		1,002,673
	Bristol-Myers Squibb Co.
2,000,000	2.60%, due 5/16/22		2,079,506
	GlaxoSmithKline Capital Plc
2,000,000	0.615% (3 Month LIBOR USD + 0.350%), due 5/14/21 (c)		2,004,292
	Johnson & Johnson
1,000,000	1.95%, due 11/10/20		1,003,176
	Upjohn, Inc.
2,000,000	1.125%, due 6/22/22 (a)		2,019,479
			9,148,975
	Railroad	0.2%
	Union Pacific Corp.
500,000	2.95%, due 3/1/22		519,954
	Refining and Marketing	0.2%
	Phillips 66
500,000	0.830% (3 Month LIBOR USD + 0.600%), due 2/26/21 (c)		499,717
	Restaurants	0.5%
	Starbucks Corp.
1,000,000	2.20%, due 11/22/20		1,003,908
	Software and Services	0.2%
	Equifax, Inc.
500,000	1.150% (3 Month LIBOR USD + 0.870%), due 8/15/21 (c)		502,103
	Technology	1.0%
	PayPal Holdings, Inc.
2,000,000	2.20%, due 9/26/22		2,074,843
	Tobacco	0.5%
	Philip Morris International, Inc.
1,000,000	1.125%, due 5/1/23		1,017,633
	Transportation & Logistics	0.7%
	Ryder System, Inc.
1,000,000	2.875%, due 6/1/22		1,038,719
	United Parcel Service, Inc.
500,000	2.05%, due 4/1/21		505,136
			1,543,855
	Travel & Lodging	0.7%
	Marriott International
1,000,000	0.968% (3 Month LIBOR USD + 0.650%), due 3/8/21 (c)		995,241
	Royal Caribbean Cruises Ltd.
450,000	2.65%, due 11/28/20		450,000
			1,445,241
	Utilities	1.8%
	Consolidated Edison Co. of New York, Inc.
2,000,000	0.697% (3 Month LIBOR USD + 0.400%), due 6/25/21 (c)		2,005,788
	Eversource Energy
1,900,000	2.50%, due 3/15/21		1,919,001
			3,924,789
	Total Corporate Bonds (cost $77,695,772)		78,706,079

	ASSET-BACKED SECURITIES	0.7%
	Other Asset-Backed Securities	0.7%
	ACC Trust 2019-1 Issue, Class A
277,990	3.75%, due 5/20/22 (a)		280,004
	NYCTL 2019-A TRUST
1,137,308	2.19%, due 11/10/32 (a)		1,145,582
	Total Asset-Backed Securities (cost $1,415,178)		1,425,586

	MORTGAGE-BACKED SECURITIES	10.4%
	Commercial Mortgage-Backed Securities	1.4%
	GS Mortgage Securities Trust
3,000,000	1.080% (1 Month LIBOR USD + 0.900%), due 6/16/36, Series 2019-SOHO, Class A (a) (c)		2,969,958
	U.S. Government Agencies	9.0%
	FHLMC ARM Pool (c)
150	3.484% (1 Year CMT Rate + 2.360%), due 2/1/22, #845113		151
3,163	3.874% (1 Year CMT Rate + 1.874%), due 10/1/22, #635206		3,183
321	3.660% (1 Year CMT Rate + 2.291%), due 6/1/23, #845755		323
66,215	4.182% (1 Year CMT Rate + 2.276%), due 1/1/25, #785726		66,349
115,138	4.027% (1 Year CMT Rate + 2.250%), due 10/1/34, #782784		121,742
28,074	3.595% (12 Month LIBOR USD + 1.874%), due 4/1/36, #847671		29,762
	FHLMC Pool
57,164	5.00%, due 10/1/38, #G04832		65,793
1,242,172	3.50%, due 8/1/49, #SD8005		1,309,118
1,975,312	3.50%, due 9/1/49, #SD8011		2,082,164
3,483,566	3.50%, due 10/1/49, #SD8017		3,672,493
	FNMA ARM Pool (c)
11,155	3.290% (6 Month LIBOR USD + 2.165%), due 7/1/25, #555206		11,131
70,913	3.702% (1 Year CMT Rate + 2.168%), due 4/1/30, #562912		70,942
106,087	3.593% (12 Month LIBOR USD + 1.592%), due 10/1/33, #743454		106,636
294,633	3.875% (12 Month LIBOR USD + 1.750%), due 11/1/33, #755253		296,547
465,802	2.704% (1 Year CMT Rate + 2.295%), due 5/1/34, #AC5719		467,298
76,171	2.481% (12 Month LIBOR USD + 1.606%), due 7/1/34, #779693		76,558
50,001	3.454% (12 Month LIBOR USD + 1.417%), due 10/1/34, #795136		51,882
235,485	3.527% (12 Month LIBOR USD + 1.577%), due 1/1/36, #849264		236,759
191,539	3.605% (12 Month LIBOR USD + 1.730%), due 1/1/37, #906389		192,474
38,938	4.030% (12 Month LIBOR USD + 1.905%), due 3/1/37, #907868		39,105
227,970	4.140% (12 Month LIBOR USD + 2.015%), due 11/1/37, #953653		228,673

	FNMA Pool
181,892	5.00%, due 6/1/40, #AD5479		209,579
22,595	4.00%, due 11/1/41, #AJ3797		24,921
3,434,423	3.50%, due 1/1/49, #BN8491		3,629,473
296,950	3.50%, due 2/1/49, #MA3597		314,059
1,754,774	3.50%, due 6/1/49, #MA3686		1,849,545
273,663	3.50%, due 7/1/49, #MA3692		288,390
3,542,166	3.50%, due 12/1/49, #MA3872		3,734,661
			19,179,711
	Total Mortgage-Backed Securities (cost $21,906,565)		22,149,669

	U.S. GOVERNMENT AGENCIES & INSTRUMENTALITIES	39.6%
	U.S. Treasury Notes	39.6%
5,000,000	1.625%, due 10/15/20		5,009,101
7,500,000	1.75%, due 11/15/20		7,524,899
5,000,000	2.00%, due 1/15/21		5,034,952
6,500,000	2.25%, due 2/15/21		6,561,489
7,000,000	2.375%, due 3/15/21		7,081,865
2,000,000	2.375%, due 4/15/21		2,027,626
6,000,000	2.125%, due 8/15/21		6,113,080
4,000,000	2.875%, due 11/15/21		4,131,406
5,000,000	2.50%, due 2/15/22		5,171,387
5,000,000	1.75%, due 5/15/22		5,136,914
7,000,000	1.625%, due 8/15/22		7,204,258
11,000,000	1.625%, due 11/15/22		11,360,508
3,500,000	1.625%, due 12/15/22		3,619,766
4,500,000	0.50%, due 3/15/23		4,541,836
4,000,000	0.25%, due 4/15/23		4,011,797
	Total U.S. Government Agencies & Instrumentalities (cost $83,884,029)		84,530,884

	SHORT-TERM INVESTMENTS	12.4%
	Money Market Fund	1.7%
3,610,917	Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (b)		3,610,917
	U.S. Treasury Bills	10.7%
6,000,000	0.072%, due 9/3/20 (e)		5,999,976
9,000,000	0.110%, due 12/3/20 (e)		8,997,442
8,000,000	0.103%, due 12/10/20 (e)		7,997,722
			22,995,140
	Total Short-Term Investments (cost $26,602,995)		26,606,057

	Total Investments (cost $211,504,539)	99.9%	213,418,275
	Other Assets less Liabilities	0.1%	280,678
	TOTAL NET ASSETS	100.0%	$213,698,953

(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers." As of August 31, 2020, the value of these investments was $16,491,913 or 7.72% of total net assets.

(b)	Rate shown is the 7-day annualized yield as of August 31, 2020.
(c)	Variable or floating rate security based on a reference index and spread. The rate reported
	is the rate in effect as of August 31, 2020.
(d)	Step-up bond; pays one interest rate for a certain period and a higher rate thereafter.
	The interest rate shown is the rate in effect as of August 31, 2020, and remains in effect
	until the bonds maturity date.
(e)	Rate shown is the discount rate at August 31, 2020.
(f)	Valued at a fair value in accordance with procedures established by the Fund’s Board of Trustees. Value determined using significant unobservable inputs.

	ARM - Adjustable Rate Mortgage
	CMT - Constant Maturity Treasury
	FHLMC - Federal Home Loan Mortgage Corporation
	FNMA - Federal National Mortgage Association
	LIBOR - London Interbank Offered Rate

PIA Short-Term Securities Fund
Summary of Fair Value Disclosure at August 31, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of August 31, 2020:

PIA Short-Term Securities Fund	Level 1	Level 2	Level 3	Total

Fixed Income
Asset-Backed Securities	$-	$1,425,586	$-	$1,425,586
Corporate Bonds	-	77,698,859	1,007,220	78,706,079
Mortgage-Backed Securities	-	22,149,669	-	22,149,669
U.S. Government Agencies and Instrumentalities	-	84,530,884	-	84,530,884
Total Fixed Income	-	185,804,998	1,007,220	186,812,218
Money Market Fund	3,610,917	-	-	3,610,917
U.S. Treasury Bills	-	22,995,140	-	22,995,140
Total Investments	$3,610,917	$208,800,138	$1,007,220	$213,418,275

Refer to the Fund’s schedule of investments for a detailed break-out of securities.

PIA Short-Term Securities Fund
Level 3 Reconciliation Disclosure

Investments in Securities, at Value
Corporate Bonds
Balance as of November 30, 2019	$-
Accrued discounts/premiums	-
Realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	8,190
Purchases	999,030
Sales	-
Transfers in and/or out of Level 3	$-
Balance as of August 31, 2020	$1,007,220

The change in unrealized appreciation/(depreciation) for Level 3 securities still held at August 31, 2020, and still classified as Level 3 was $8,190.